Summary of Universal and Universal Variable Life Insurance Contracts With No Larger Guarantees Invested in general and Separate Accounts (Detail) (Universal Life [Member], USD $)
In Millions, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Universal Life [Member]
Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts
General account value	$ 1,558	$ 1,270		$ 992
Separate account value	375	362		328
Adjusted insurance in force	$ 21,769	$ 16,960	[1]	$ 12,321	[1]
Average age	54 years	55 years	[2]	56 years	[2]

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.